FPA GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 96.0%
	AEROSPACE & DEFENSE - 3.8%
13,276	Howmet Aerospace, Inc.	$ 718,497
7,940	Safran S.A.	1,397,784
		2,116,281
	APPAREL & TEXTILE PRODUCTS - 1.5%
6,044	Cie Financiere Richemont S.A.	831,779

	ASSET MANAGEMENT - 1.0%
6,906	Groupe Bruxelles Lambert S.A.	542,996

	BANKING - 7.2%
44,398	Citigroup, Inc.	2,283,833
34,870	Wells Fargo & Company	1,716,301
		4,000,134
	BEVERAGES - 5.1%
20,846	Heineken Holding N.V.	1,762,866
40,300	JDE Peet's BV	1,083,802
		2,846,668
	CABLE & SATELLITE - 8.3%
3,924	Charter Communications, Inc., Class A(a)	1,525,180
70,682	Comcast Corporation, Class A	3,099,406
		4,624,586
	CHEMICALS - 3.8%
25,896	International Flavors & Fragrances, Inc.	2,096,799

	COMMERCIAL SUPPORT SERVICES - 0.0%(b)
13	Eurofins Scientific S.E.	846

	CONSTRUCTION MATERIALS - 5.7%
111	Heidelberg Materials A.G.	9,919
40,646	Holcim Ltd.	3,190,480
		3,200,399
	E-COMMERCE DISCRETIONARY - 3.3%
17,763	Alibaba Group Holding Ltd.(a)	171,976

FPA GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	E-COMMERCE DISCRETIONARY - 3.3% (Continued)
10,802	Amazon.com, Inc.(a)	$ 1,641,257
		1,813,233
	ELECTRIC UTILITIES - 1.7%
22,352	FirstEnergy Corporation	819,424
7,192	PG&E Corporation(a)	129,672
		949,096
	ELECTRICAL EQUIPMENT - 4.7%
18,644	TE Connectivity Ltd.	2,619,482

	ENGINEERING & CONSTRUCTION - 1.2%
6,924	Samsung C&T Corporation	692,042

	ENTERTAINMENT CONTENT - 0.8%
24,424	Nexon Company Ltd.(c)	445,136

	HEALTH CARE FACILITIES & SERVICES - 1.2%
2,333	ICON PLC(a)	660,402

	INDUSTRIAL SUPPORT SERVICES - 4.1%
6,976	Ferguson PLC	1,346,856
14,270	LG Corporation	946,069
		2,292,925
	INSURANCE - 3.6%
6,144	American International Group, Inc.	416,256
5,386	Aon PLC, Class A	1,567,434
		1,983,690
	INTERNET MEDIA & SERVICES - 17.4%
21,174	Alphabet, Inc., Class A(a)	2,957,797
14,513	Alphabet, Inc., Class C(a)	2,045,317
5,500	Delivery Hero S.E.(b)	151,860
7,292	Meta Platforms, Inc., Class A(a)	2,581,076
851	Netflix, Inc.(a)	414,335
28,744	Prosus N.V.	856,322

FPA GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	INTERNET MEDIA & SERVICES - 17.4% (Continued)
11,033	Uber Technologies, Inc.(a)	$ 679,302
		9,686,009
	LEISURE FACILITIES & SERVICES - 2.0%
15,294	Entain PLC(a)	193,839
4,013	Marriott International, Inc., Class A	904,971
		1,098,810
	METALS & MINING - 2.7%
249,418	Glencore PLC(a)	1,501,093

	OIL & GAS PRODUCERS - 1.7%
52,480	Kinder Morgan, Inc.	925,747

	REAL ESTATE OWNERS & DEVELOPERS - 0.6%
39,270	Swire Pacific Ltd., Class A	332,424

	RETAIL - CONSUMER STAPLES - 0.2%
6,444	Just Eat Takeaway.com N.V.(a)	98,047

	RETAIL - DISCRETIONARY - 2.1%
15,172	CarMax, Inc.(a)	1,164,299

	SEMICONDUCTORS - 9.5%
14,516	Analog Devices, Inc.	2,882,297
1,071	Broadcom, Inc.	1,195,504
5,204	NXP Semiconductors N.V.	1,195,255
		5,273,056
	TECHNOLOGY HARDWARE - 1.5%
16,202	Nintendo Company Ltd.	845,696

	TRANSPORTATION EQUIPMENT - 1.3%
5,850	Westinghouse Air Brake Technologies Corporation	742,365

FPA GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value

	TOTAL COMMON STOCKS (Cost $47,401,791)	$ 53,384,040

	EXCHANGE-TRADED FUNDS — 3.2%
	EQUITY - 3.2%
17,600	Vanguard Total World Stock ETF (Cost $1,645,350)	1,810,688

	SHORT-TERM INVESTMENTS — 1.4%
	COLLATERAL FOR SECURITIES LOANED - 0.7%
367,666	State Street Navigator Securities Lending Government Money Market Portfolio, 5.32% (Cost $367,666)(d)	367,666

	MONEY MARKET FUND - 0.7%
393,594	State Street Institutional Treasury Money Market Fund, 4.93% (Cost $393,594)(d)	393,594

	TOTAL SHORT-TERM INVESTMENTS (Cost $761,260)	761,260

	TOTAL INVESTMENTS - 100.6% (Cost $49,808,401)	$ 55,955,988
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%	(353,601)
	NET ASSETS - 100.0%	$ 55,602,387

ETF	- Exchange-Traded Fund
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2023 was $336,078.
(d)	Rate disclosed is the seven day effective yield as of December 31, 2023.